Other Information (Schedule Of Other Income (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Foreign exchange gain (loss)												$ 1,772	$ (3,018)	$ (234)
Debt modification expenses												(23,555)	0	0
Other												(197)	3,268	(2,935)
Total other income (expense), net	$ 2,617	$ (4,591)	$ 1,709	$ (18,098)	$ (1,000)	$ 1,929	$ 824	$ (1,397)	$ (1,106)	$ 16,315	$ (17,389)	$ (21,980)	$ 250	$ (3,169)